Financial instruments - Carrying amount and fair value (Details) - EUR (€)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	€ 2,145,632,000	€ 978,109,000	€ 978,109,000	€ 708,882,000	€ 708,882,000	€ 504,730,000
trade accounts receivable and other receivables	3,337,706,000		3,389,326,000
accounts receivable related parties	92,662,000		111,643,000
Derivatives cash flow hedging instruments	1,492,000		561,000
Derivatives not designated as hedging instruments	18,222,000		113,713,000
Equity investments	140,727,000		33,806,000
Debt securities	334,035,000		3,483,000
Other financial assets	251,963,000		209,647,000
Other Current and Non Current Financial Assets	746,439,000		361,210,000
Financial assets	6,322,439,000		4,840,288,000
accounts payable	641,271,000		590,493,000
Amounts payable, related party transactions	153,781,000		147,349,000
Current Debt Instruments Issued	1,394,194,000		769,279,000
Noncurrent Debt Instruments Issued	6,152,034,000		6,678,407,000
Derivatives cash flow hedging instruments liabilities	1,125,000		3,209,000
Derivatives not designated as hedging instruments liabilities	18,911,000		111,953,000
Current variable payments outstanding for acquisitions	172,278,000		205,792,000
Noncontrolling Interest Subject To Put provisions	818,871,000		830,773,000		€ (183,346,000)
other current financial liabilities	1,467,767,000		1,461,439,000
other current and noncurrent financial liabilities	2,478,952,000		2,613,166,000
Financial liabilities	10,820,232,000		10,798,694,000
Level 1
Disclosure of detailed information about financial instruments [line items]
Equity investments	13,869,000		16,010,000
Debt securities	329,821,000
Level 2
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	1,313,747,000		357,964,000
Derivatives cash flow hedging instruments	1,492,000		561,000
Derivatives not designated as hedging instruments	18,222,000		113,713,000
Equity investments	126,858,000		17,796,000
Debt securities	4,214,000		3,483,000
Noncurrent Debt Instruments Issued	2,022,057,000		2,481,216,000
Derivatives cash flow hedging instruments liabilities	1,125,000		3,209,000
Derivatives not designated as hedging instruments liabilities	18,911,000		111,953,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Current variable payments outstanding for acquisitions	172,278,000		205,792,000
Noncontrolling Interest Subject To Put provisions	818,871,000		830,773,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	1,313,747,000
Derivatives not designated as hedging instruments	18,222,000		113,713,000
Equity investments	106,350,000
Debt securities	83,213,000
Other Current and Non Current Financial Assets	207,785,000		113,713,000
Financial assets	1,521,532,000		113,713,000
Financial Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives not designated as hedging instruments liabilities	18,911,000		111,953,000
Current variable payments outstanding for acquisitions	172,278,000		205,792,000
other current and noncurrent financial liabilities	191,189,000		317,745,000
Financial liabilities	191,189,000		317,745,000
Financial Assets Availableforsale Category [Member]
Disclosure of detailed information about financial instruments [line items]
Equity investments			16,010,000
Debt securities			3,483,000
Other Current and Non Current Financial Assets			19,493,000
Financial assets			19,493,000
Financial Instruments Not Assigned To Category [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.			978,109,000
trade accounts receivable and other receivables	49,448,000		58,336,000
Derivatives cash flow hedging instruments	1,492,000		561,000
Equity investments			17,796,000
Other financial assets	107,125,000		78,368,000
Other Current and Non Current Financial Assets	108,617,000		96,725,000
Financial assets	158,065,000		1,133,170,000
Noncurrent Debt Instruments Issued	36,144,000		37,704,000
Derivatives cash flow hedging instruments liabilities	1,125,000		3,209,000
Noncontrolling Interest Subject To Put provisions	818,871,000		830,773,000
other current and noncurrent financial liabilities	819,996,000		833,982,000
Financial liabilities	856,140,000		871,686,000
Loans And Receivables Category [Member]
Disclosure of detailed information about financial instruments [line items]
trade accounts receivable and other receivables			3,330,990,000
accounts receivable related parties			111,643,000
Other financial assets			131,279,000
Other Current and Non Current Financial Assets			131,279,000
Financial assets			3,573,912,000
Financial Assets At Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	831,885,000
trade accounts receivable and other receivables	3,288,258,000
accounts receivable related parties	92,662,000
Other financial assets	144,838,000
Other Current and Non Current Financial Assets	144,838,000
Financial assets	4,357,643,000
Financial Liabilities At Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	641,271,000		590,493,000
trade accounts receivable and other receivables	153,781,000		147,349,000
accounts receivable related parties	1,394,194,000		769,279,000
Derivatives cash flow hedging instruments	6,115,890,000		6,640,703,000
Other financial assets			1,461,439,000
Other Current and Non Current Financial Assets			1,461,439,000
Financial assets			€ 9,609,263,000
other current financial liabilities	1,467,767,000
other current and noncurrent financial liabilities	1,467,767,000
Financial liabilities	9,772,903,000
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of detailed information about financial instruments [line items]
Equity investments	34,377,000
Debt securities	250,822,000
Other Current and Non Current Financial Assets	285,199,000
Financial assets	€ 285,199,000